UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number: 28-13691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Laird
Title:  COO / CFO
Phone:  212-601-9778

Signature, Place, and Date of Signing:

        /s/ Jim Laird, New York, NY, May 13, 2010

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   23
                                                ---------------

Form 13F Information Table Value Total:             $ 134,000
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
AFFYMETRIX INC  	           COM	   00826T 10 8	   716 	  97,500    SH		     SOLE	       97,500
ALEXION PHARMACEUTICALS INC  	   COM	   015351 10 9	 7,068   130,000    SH		     SOLE	      130,000
CVS CAREMARK CORP  	           COM	   126650 10 0	 3,656   100,000    SH		     SOLE	      100,000
DYAX CORP  	                   COM	   26746E 10 3	 1,014 	 297,289    SH		     SOLE  	      297,289
ELI LILLY & CO  	           COM	   532457 10 8	 6,306 	 174,114    SH		     SOLE	      174,114
GENOPTIX INC  	                   COM	   37243V 10 0	 2,484 	  70,000    SH		     SOLE	       70,000
GENZYME CORP  	                   COM	   372917 10 4	 3,887 	  75,000    SH		     SOLE	       75,000
GILEAD SCIENCES INC  	           COM	   375558 10 3	13,927   306,280    SH		     SOLE	      306,280
HEARTWARE INTERNATIONAL INC  	   COM	   422368 10 0	 2,706 	  60,846    SH		     SOLE	       60,846
INTERMUNE INC  	                   COM	   45884X 10 3	17,828   400,000    SH		     SOLE	      400,000
KING PHARMACEUTICALS INC  	   COM	   495582 10 8	 5,690 	 483,831    SH		     SOLE	      483,831
MCKESSON CORP  	                   COM	   58155Q 10 3	11,830   180,000    SH		     SOLE	      180,000
MEDIVATION INC	                   PUT	   58501N 95 1	 3,132 	 216,000    SH	  PUT  	     SOLE	      216,000
MERIT MEDICAL SYSTEMS INC  	   COM	   589889 10 4	 2,375 	 155,734    SH		     SOLE	      155,734
ORTHOFIX INTERNATIONAL NV  	   COM	   N6748L 10 2	 5,028 	 138,195    SH		     SOLE	      138,195
PFIZER INC  	                   COM	   717081 10 3	 9,986 	 582,276    SH		     SOLE	      582,276
PHARMERICA CORP  	           COM	   71714F 10 4	 1,928 	 105,816    SH		     SOLE	      105,816
SALIX PHARMACEUTICALS LTD  	   COM	   795435 10 6	 7,457 	 200,176    SH		     SOLE	      200,176
SAVIENT PHARMACEUTICALS INC    	   COM	   80517Q 10 0	 3,819 	 264,268    SH		     SOLE	      264,268
ST JUDE MEDICAL INC  	           COM	   790849 10 3	 2,849 	  69,400    SH		     SOLE	       69,400
WALGREEN CO  	                   COM	   931422 10 9	 6,305 	 170,000    SH	 	     SOLE	      170,000
WARNER CHILCOTT PLC-CLASS A  	 SHS A	   G94368 10 0	 8,814 	 345,387    SH		     SOLE	      345,387
ZIMMER HOLDINGS INC  	           COM	   98956P 10 2	 5,197 	  87,786    SH		     SOLE	       87,786